Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Balance at beginning of year		₨ 752,260
Impairment of goodwill				₨ 264,909
Balance at end of year	$ 9,478	778,963	752,260
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		145,703
Balance at end of year		180,214	145,703
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		4,274
Balance at end of year		(0)	4,274
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		35,916
Balance at end of year		26,937	35,916
Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		772
Balance at end of year		350	772
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		528,191
Balance at end of year		528,191	528,191
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		37,404
Balance at end of year		43,272	37,404
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		4,207,192	4,114,321
Additions		285,791	164,744
Disposals		(143,667)	(71,873)
Effects of movements in foreign exchange rates
Balance at end of year		4,349,316	4,207,192	4,114,321
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,439,475	2,366,930
Additions		140,032	72,655
Disposals		(3,791)	(110)
Effects of movements in foreign exchange rates
Balance at end of year		2,575,716	2,439,475	2,366,930
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		59,209	59,209
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		59,209	59,209	59,209
Gross carrying amount [member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		222,169	222,169
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		222,169	222,169	222,169
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		140,336	140,336
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		140,336	140,336	140,336
Gross carrying amount [member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		22,171	22,171
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		22,171	22,171	22,171
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		271,329	271,329
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		271,329	271,329	271,329
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		1,015,099	1,015,099
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year		1,015,099	1,015,099	1,015,099
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		37,404	17,078
Additions		145,760	92,089
Disposals		(139,892)	(71,763)
Effects of movements in foreign exchange rates
Balance at end of year		43,272	37,404	17,078
Amortisation and Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		3,454,932	3,224,284
Disposals		(3,791)	(110)
Charge for the year		119,196	230,758
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		3,570,337	3,454,932	3,224,284
Amortisation and Impairment [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		2,293,772	2,090,383
Disposals		(3,791)	(110)
Charge for the year		105,521	203,499
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		2,395,502	2,293,772	2,090,383
Amortisation and Impairment [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		59,209	58,448
Disposals
Charge for the year			761
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		59,209	59,209	58,448
Amortisation and Impairment [Member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		217,895	200,798
Disposals
Charge for the year		4,274	17,097
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		222,169	217,895	200,798
Amortisation and Impairment [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		104,420	95,441
Disposals
Charge for the year		8,979	8,979
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		113,399	104,420	95,441
Amortisation and Impairment [Member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		21,399	20,977
Disposals
Charge for the year		422	422
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		21,821	21,399	20,977
Amortisation and Impairment [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		271,329	271,329
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		271,329	271,329	271,329
Amortisation and Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		486,908	486,908
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year		486,908	486,908	486,908
Amortisation and Impairment [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Disposals
Charge for the year
Impairment of goodwill
Effects of movements in foreign exchange rates
Balance at end of year